Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 3,531	$ 7,584
Short-term investments		1,793
Accounts receivable
Related parties	288	435
Unrelated parties	8,217	7,776
Loans and advances to related parties	82	96
Inventories	5,251	4,298
Deferred income tax	203	386
Unrealized gains on derivative instruments	595	52
Advances to suppliers	393	188
Recoverable taxes	2,230	1,603
Assets held for sale		6,987
Others	946	593
Total current assets	21,736	31,791
Non-current assets
Property, plant and equipment, net	88,895	83,096
Intangible assets	1,135	1,274
Investments in affiliated companies, joint ventures and others investments	8,093	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,026	3,317
Loans and advances
Related parties	509	29
Unrelated parties	210	165
Prepaid pension cost	1,666	1,962
Prepaid expenses	321	222
Judicial deposits	1,464	1,731
Recoverable taxes	587	361
Deferred income tax	594
Unrealized gains on derivative instruments	60	301
Deposit on incentive / reinvestiment	229	144
Others	203	249
Total other assets	106,992	97,348
Total	128,728	129,139
Current liabilities
Suppliers	4,814	3,558
Payroll and related charges	1,307	1,134
Minimum annual remuneration attributed to stockholders	1,181	4,842
Current portion of long-term debt	1,495	2,823
Short-term debt	22	139
Loans from related parties	24	21
Provision for income taxes	507	751
Taxes payable and royalties	524	264
Employees postretirement benefits	147	168
Railway sub-concession agreement payable	66	76
Unrealized losses on derivative instruments	73	35
Provisions for asset retirement obligations	73	75
Liabilities associated with assets held for sale		3,152
Others	810	874
Total current liabilities	11,043	17,912
Non-current liabilities
Employees postretirement benefits	2,446	2,442
Loans from related parties	91	2
Long-term debt	21,538	21,591
Provisions for contingencies (Note 20 (b))	1,686	2,043
Unrealized losses on derivative instruments	663	61
Deferred income tax	5,654	8,085
Provisions for asset retirement obligations	1,697	1,293
Debentures	1,336	1,284
Others	2,460	1,985
Total non-current liabilities	37,571	38,786
Redeemable noncontrolling interest	505	712
Commitments and contingencies (Note 20)
Stockholders' equity
Preferred class A stock-7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2010-2,108,579,618) issued	16,728	10,370
Common stock-3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2010-3,256,724,482) issued	25,837	16,016
Treasury stock-181,099,814 (2010-99,649,571) preferred and 86,911,207 (2010-47,375,394) common shares	(5,662)	(2,660)
Additional paid-in capital	(61)	2,188
Mandatorily convertible notes-common shares	290	290
Mandatorily convertible notes-preferred shares	644	644
Other cumulative comprehensive loss	(5,673)	(333)
Undistributed retained earnings	41,130	42,218
Unappropriated retained earnings	4,482	166
Total Company stockholders' equity	77,715	68,899
Noncontrolling interests	1,894	2,830
Total stockholders' equity	79,609	71,729
Total	$ 128,728	$ 129,139